Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies [Abstract]
General

General

Our Consolidated Financial Statements are presented in accordance with U.S. GAAP.

We consolidate all companies in which we have direct and indirect legal or effective control and all VIEs for which we are deemed the PB and have control under ASC 810. All intercompany balances and transactions with consolidated subsidiaries have been eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.

Other investments in which we have the ability to exercise significant influence and joint ventures are accounted for under the equity method of accounting.

Our Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.

Use Of Estimates

Use of estimates

The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangibles, investments, trade and notes receivables, deferred income tax assets and accruals and reserves. We consider information available from professional appraisers, where possible, to support our estimates, particularly with respect to flight equipment. Actual results may differ from our estimates under different conditions, sometimes materially.

During the years ended December 31, 2016,  2015 and 2014, we changed our estimates of useful lives and residual values of certain aircraft. The changes in estimates are a result of the current market conditions or other factors that have affected the useful lives and residual values for such aircraft. The effect for the years ended December 31, 2016,  2015 and 2014 was to reduce net income by $14.4 million, $35.8 million and $4.4 million, respectively,  basic earnings per share by $0.08,  $0.18 and $0.02, respectively, and diluted earnings per share by $0.08,  $0.17 and $0.02, respectively.

Cash And Cash Equivalents	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with original maturities of three months or less.
Restricted Cash

Restricted cash

Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to maintain the aircraft securing the debt and to provide debt service payments of principal and interest.

Trade Receivables

Trade receivables

Trade receivables represent unpaid, current lessee obligations under existing lease contracts or receivables related to inventory sales. An allowance for credit losses on trade receivables is established when the risk of non-recovery is probable. The risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor’s operating environment. The allowance for credit losses is classified as leasing expenses in our Consolidated Income Statements.

Flight Equipment Held For Operating Leases, Net

Flight equipment held for operating leases, net

Flight equipment held for operating leases is stated at cost less accumulated depreciation and impairment. Flight equipment is depreciated to its estimated residual value on a straight-line basis over the useful life of the aircraft, which is generally 25 years from the date of manufacture, or a different period depending on the disposition strategy. The costs of improvements to flight equipment are normally expensed unless the improvement increases the long-term value or extends the useful life of the flight equipment. The capitalized improvement cost is depreciated over the estimated remaining useful life of the aircraft. The residual value of our flight equipment is generally 15% of estimated industry standard price, except where more relevant information indicates a different residual value is more appropriate.

We periodically review the estimated useful lives and residual values of our flight equipment based on our knowledge of the industry, external factors, such as current market conditions, and changes in our disposition strategies, to determine if they are appropriate, and record adjustments to depreciation rates prospectively on an aircraft by aircraft basis, as necessary.

On a quarterly basis, we perform recoverability assessments of our long-lived assets when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Annually, we perform impairment assessments for all of our aircraft held for operating leases that are five years of age or older. The review of recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposal. The assets are grouped at the lowest level for which identifiable cash flows are largely independent of other groups of assets, which includes the individual aircraft and the lease-related assets and liabilities of that aircraft (the “Asset Group”). If the sum of the expected undiscounted future cash flows is less than the aggregate net book value of the Asset Group, an impairment loss is recognized. The loss is measured as the excess of the carrying amount of the impaired aircraft over its fair value.

Fair value reflects the present value of cash expected to be generated from the aircraft in the future, including its expected residual value, discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under the current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft, appraisal data and industry trends.

Capitalization Of Interest

Capitalization of interest

We capitalize interest on prepayments of forward order flight equipment and add such amount to prepayments on flight equipment. The amount of interest capitalized is the actual interest costs incurred on the debt specific to the prepayments, if any, or the amount of interest costs which could have been avoided in the absence of such prepayments.

Net investment in finance and sales-type leases

Net investment in finance and sales-type leases

If a lease meets specific criteria under U.S. GAAP, we recognize the lease in net investment in finance and sales-type leases in our Consolidated Balance Sheets and de-recognize the aircraft from flight equipment held for operating leases. For finance and sales-type leases, we recognize the difference between the aircraft carrying value and the amount recognized in net investment in finance and sales-type leases in net gain on sale of assets in our Consolidated Income Statements. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the flight equipment on the lease termination date, less the unearned income. Expected unguaranteed residual values are based on our assessment of the values of the flight equipment at expiration of the lease. The unearned income is recognized as lease revenue in our Consolidated Income Statements over the lease term, in a manner that produces a constant rate of return on the lease.

Definite-Lived Intangible Assets

Definite-lived intangible assets

We recognize intangible assets acquired in a business combination at fair value on the date of acquisition. The rate of amortization of definite‑lived intangible assets is calculated based on the period over which we expect to derive economic benefits from such assets.

Maintenance rights intangible and lease premium, net

Maintenance rights intangible assets are recognized when we acquire aircraft subject to existing leases, primarily as a result of the ILFC Transaction. These intangible assets represent the contractual right to receive the aircraft in a specified maintenance condition at the end of the lease (EOL contracts) or our right to receive an aircraft in better maintenance condition due to our obligation to contribute towards the cost of the maintenance events performed by the lessee either through reimbursement of maintenance deposit rents held (MR contracts), or through a lessor contribution to the lessee.

For EOL contracts, to the extent the lease end cash compensation paid to us is less than the maintenance rights intangible asset, we recognize the difference between these two amounts as maintenance rights expense upon lease termination. Maintenance rights expense is included in leasing expenses in our Consolidated Income Statements. To the extent the lease end cash compensation paid to us is more than the maintenance rights intangible asset, we recognize the difference between these two amounts as lease revenue in our Consolidated Income Statements upon lease termination. For MR contracts, we recognize maintenance rights expense at the time the lessee submits a reimbursement claim and provides the required documentation related to the cost of a qualifying maintenance event that relates to pre-acquisition usage.

Lease premium assets represent the value of an acquired lease where the contractual rental payments are above the market rate. We amortize the lease premium assets on a straight-line basis over the term of the lease as a reduction of lease revenue in our Consolidated Income Statements.

Other definite-lived intangible assets

Other definite-lived intangible assets primarily consist of customer relationships recorded at fair value on the Closing Date as a result of the ILFC Transaction. These intangible assets are amortized over the period which we expect to derive economic benefits from such assets. The amortization expense is recorded in depreciation and amortization in our Consolidated Income Statements. We evaluate all definite‑lived intangible assets for impairment when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

Other Assets

Other assets

Other assets consist of inventory, notes receivables, investments, derivative financial instruments, lease incentives, other tangible fixed assets, and straight-line rents, prepaid expenses and other receivables.

Inventory

Inventory

Inventory consists primarily of engine and airframe parts and rotable and consumable parts we sell through our subsidiary, AeroTurbine. We value our inventory at the lower of cost or market value. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and for bulk purchases. Costs are allocated using the relationship of the cost of the engine, aircraft, or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale, this ratio is applied to the sales price of each individual part to determine its cost. We periodically evaluate this ratio and, if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is reduced to zero.

Notes Receivable

Notes receivables

Notes receivables represent amounts advanced in the normal course of our operations and also arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties. An allowance for credit losses on notes receivables is established when the risk of non‑recovery is probable. The assessment of the risk of non‑recovery where lessees are experiencing financial difficulties is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of the debtor and the economic conditions persisting in the debtor’s operating environment. The note receivable as a result of the ALS Transaction was recorded at fair value and was subsequently measured at amortized cost using the retrospective effective interest method.

Investments

Investments

Investments over which we have significant influence but not a controlling interest, joint ventures or VIEs for which we are not the PB are reported using the equity method of accounting. Under the equity method of accounting, we include our share of earnings and losses of such investments in equity in net earnings (losses) of investments accounted for under the equity method.

Derivative Financial Instruments

Derivative financial instruments

We use derivative financial instruments to manage our exposure to interest rate risks. We recognize derivatives in our Consolidated Balance Sheets at fair value.

When cash flow hedge accounting treatment is applied, the changes in fair values related to the effective portion of the derivatives are recorded in AOCI, and the ineffective portion is recognized immediately in interest expense. Amounts reflected in AOCI related to the effective portion are reclassified into interest expense in the same period or periods during which the hedged transaction affects interest expense.

We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we recognize the changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting is not recognized in our Consolidated Income Statements unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in interest expense when the hedged transaction affects interest expense.

When cash flow hedge accounting treatment is not applied, the changes in fair values related to interest rate related derivatives between periods are recognized in interest expense in our Consolidated Income Statements.

Net cash received or paid under derivative contracts in any reporting period is classified as operating cash flows in our Consolidated Statements of Cash Flows.

Lease Incentives

Lease incentives

We capitalize amounts paid or value provided to lessees as lease incentives. We amortize lease incentives on a straight-line basis over the term of the related lease as a reduction in lease revenue in our Consolidated Income Statements.

Other Tangible Fixed Assets

Other tangible fixed assets

Other tangible fixed assets consist primarily of computer equipment, leasehold improvements and office furniture, and are valued at acquisition cost and depreciated at various rates over the asset’s estimated useful life on a straight-line basis. Depreciation expense on other tangible fixed assets is recorded in depreciation and amortization in our Consolidated Income Statements.

Fair Value Measurements

Fair value measurements

Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair value of flight equipment and definite-lived intangible assets on a non-recurring basis. See Note 31—Fair value measurements.

Income Taxes

Income taxes

We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Deferred Tax Assets And Liabilities

Deferred income tax assets and liabilities

We report deferred income taxes resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred income tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.

Guarantees

Guarantees

We have potential obligations under guarantee contracts that we have entered into with third parties. See Note 30—Commitment and contingencies. We initially recognize guarantees at fair value. Subsequently, if it becomes probable that we will be required to perform under a guarantee, we accrue a liability based on an estimate of the loss we will incur to perform under the guarantee. The estimate of the loss is generally measured as the amount by which the contractual guaranteed value exceeds the fair market value or future lease cash flows of the underlying aircraft.

Accrued Maintenance Liability

Accrued maintenance liability

Under our aircraft leases, the lessee is responsible for maintenance and repairs and other operating expenses related to the flight equipment during the term of the lease. In certain instances, such as when an aircraft is not subject to a lease, we may incur maintenance and repair expenses for our aircraft. Maintenance and repair expenses are recorded in leasing expenses in our Consolidated Income Statements, to the extent such expenses are incurred by us.

We may be obligated to make additional payments to the lessee for maintenance related expenses, primarily related to usage of major life-limited components existing at the inception of the lease (“lessor maintenance contributions”). For all lease contracts, we expense planned major maintenance activities, such as lessor maintenance contributions, when incurred. The expense is recorded in leasing expenses in our Consolidated Income Statements. In the case we have established an accrual as an assumed liability for such payment in connection with the purchase of an aircraft with a lease attached, such payments are charged against the existing accrual.

For all lease contracts acquired as part of the ILFC Transaction, we determined the fair value of our maintenance liability, including lessor maintenance contributions, using the present value of the expected cash outflows. The discounted amounts are accreted in subsequent periods to their respective nominal values up until the expected maintenance event dates using the effective interest method. The accretion amounts are recorded as increases to interest expense in our Consolidated Income Statements.

Debt And Deferred Debt Issuance Costs

Debt and deferred debt issuance costs

Long‑term debt is carried at the principal amount borrowed, including unamortized discounts and premiums, fair value adjustments and debt issuance costs, where applicable. The fair value adjustments reflect the application of the acquisition method of accounting to the debt assumed as part of the ILFC Transaction. We amortize the amount of discounts or premiums and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method. The coupon liability as a result of the ALS Transaction was recorded at fair value and was subsequently measured at amortized cost using the retrospective effective interest method.

Lessee Security Deposits

Lessee security deposits

For all lessee deposits assumed as part of the ILFC Transaction, we discounted the lessee security deposit amounts to their respective present values. We accrete the discounted security deposit amounts to their respective nominal values over the period we expect to refund the security deposits to each lessee, using the effective interest method, recognizing an increase in interest expense.

Revenue Recognition

Revenue recognition

We lease flight equipment principally under operating leases and recognize rental income on a straight-line basis over the life of the lease. At lease inception, we review all necessary criteria to determine proper lease classification. We account for lease agreements that include uneven rental payments on a straight-line basis. The difference between rental revenue recognized and cash received is included in our Consolidated Balance Sheets in other assets, or in the event it is a liability, in accounts payable, accrued expenses and other liabilities. In certain cases, leases provide for rentals contingent on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. Revenue contingent on usage is recognized at the time the lessee reports the usage to us.

Lease agreements for which base rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate that existed at the inception of the lease; and any increases or decreases in lease payments that result from subsequent changes in the floating interest rate are considered contingent rentals and are recorded as increases or decreases in lease revenue in the period of the interest rate change.

Our lease contracts normally include default covenants, which generally obligate the lessee to pay us damages to put us in the position we would have been in had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments. We cease revenue recognition on a lease contract when the collectability of such rentals is no longer reasonably assured. For past-due rentals that exceed related security deposits held, which have been recognized as revenue, we establish provisions on the basis of management’s assessment of collectability. Such provisions are recorded in leasing expenses in our Consolidated Income Statements.

Revenue from net investment in finance and sales-type leases is included in lease revenue in our Consolidated Income Statements and is recognized using the interest method to produce a constant yield over the life of the lease.

Most of our lease contracts require payment in advance. Rental payments received but unearned under these lease agreements are recorded as deferred revenue in our Consolidated Balance Sheets.

Under our aircraft leases, the lessee is responsible for maintenance, repairs and other operating expenses related to our flight equipment during the term of the lease. Under the provisions of many of our leases, the lessee is required to make payments of supplemental maintenance rents which are calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as lease revenue all supplemental maintenance rent receipts not expected to be reimbursed to lessees. We estimate the total amount of maintenance reimbursements for the entire lease and only record revenue after we have received sufficient maintenance rents under a particular lease to cover the total amount of estimated maintenance reimbursements during the remaining lease term.

In most lease contracts not requiring the payment of supplemental maintenance rents, and to the extent that the aircraft is redelivered in a different condition than at acceptance, we generally receive EOL cash compensation for the difference at redelivery. We recognize receipts of EOL cash compensation as lease revenue when received to the extent those receipts exceed the EOL contract maintenance rights intangible asset, and we recognize leasing expenses when the EOL contract maintenance rights intangible asset exceeds the EOL cash receipts.

Accrued maintenance liability existing at the end of a lease is released and recognized as lease revenue at lease termination to the extent that the maintenance liability exceeds the MR contract maintenance rights intangible asset. If the maintenance liability does not exceed the MR contract maintenance rights intangible asset, we recognize the difference as a leasing expense. When flight equipment is sold, the portion of the accrued maintenance liability which is not specifically assigned to the buyer is released from our Consolidated Balance Sheets, net of any maintenance rights intangible asset balance, and recognized as part of the sale of the flight equipment as gain or loss in net gain on sale of assets in our Consolidated Income Statements.

Net gain or loss on sale of assets originates primarily from the sale of aircraft and engines. The sale is recognized when the relevant asset is delivered, the risk of loss has transferred to the buyer, and we no longer have significant ownership risk in the asset sold.

Other income consists of interest income, management fees, lease termination penalties, inventory part sales and net gain on sale of equity investments accounted for under the equity method, insurance proceeds, and other miscellaneous activities. Income from secured loans, notes receivables and other interest bearing instruments is recognized using the effective yield method as interest accrues under the associated contracts. Lease management fees are recognized as income as they accrue over the life of the contract. Income from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if revenue recognition criteria are met.

Pension

Pension

We operate a defined benefit pension plan for our Dutch employees and some of our Irish employees. We recognize net periodic pension costs associated with these plans in selling, general and administrative expenses and recognize the unfunded status of the plan, if any, in accounts payable, accrued expenses and other liabilities. The change in fair value of the funded pension liability that is not related to the net periodic pension cost is recorded in AOCI. The projection of benefit obligation and fair value of plan assets require the use of assumptions and estimates, including discount rates. Actual results could differ from those estimates. Furthermore, we operate defined contribution plans for the employees who do not fall under the defined benefit pension plans. We recognize an expense for contributions to the defined contribution plans in selling, general and administrative expenses in the period the contributions are made.

Share-Based Compensation

Share‑based compensation

Certain employees receive AerCap share-based awards, consisting of restricted stock units and restricted stock. Share-based compensation expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date and is recognized on a straight-line basis over the requisite service period. Share-based compensation expense is classified in selling, general and administrative expenses in our Consolidated Income Statements.

Foreign Currencies

Foreign currency

Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time of the transaction. Receivables or payables denominated in foreign currencies are remeasured into U.S. dollars at the exchange rate at the balance sheet date. All resulting exchange gains and losses are recorded in selling, general and administrative expenses in our Consolidated Income Statements.

Variable Interest Entities

Variable interest entities

We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities’ operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

Earnings Per Share

Earnings per share

Basic earnings per share is computed by dividing income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the purposes of calculating diluted earnings per share, the denominator includes both the weighted average number of ordinary shares outstanding during the period and the weighted average number of potentially dilutive ordinary shares, such as restricted stock units, restricted stock and stock options.

Reportable Segments

Reportable segments

We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.

Recent Accounting Standards Adopted During The Year

Recent accounting standards adopted during the year ended December 31, 2016:

Amendments to the consolidation analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exemption from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We adopted the standard on its required effective date of January 1, 2016 and it did not have any effect on our Consolidated Financial Statements.

Presentation of debt issuance costs

In April 2015, the FASB issued an accounting standard that requires debt issuance costs related to a recognized debt liability to be presented on the balance sheet as a direct deduction from the debt liability. In August 2015, the FASB issued an accounting standard to clarify that entities are permitted to defer and present debt issuance costs related to line-of-credit arrangements as an asset, and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. Upon adoption, the standards should be applied retrospectively to all prior periods presented in the financial statements.

We adopted the standards on their required effective date of January 1, 2016. As a result, we have retrospectively reclassified $165.0 million of debt issuance costs from other assets to a direct reduction of the debt liability in our Consolidated Balance Sheet as of December 31, 2015. We continue to present debt issuance costs related to our line-of-credit arrangements within other assets. The adoption of this standard did not have any effect on our Consolidated Income Statements or Consolidated Statements of Cash Flows.

Future Application Of Accounting Standards

Future application of accounting standards:

Revenue from contracts with customers

In May 2014, the FASB issued an accounting standard that provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry‑specific guidance. This guidance does not apply to lease contracts with customers. The standard will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five‑step model that requires entities to exercise judgment when considering the terms of the contract including (i) identifying the contract with the customer; (ii) identifying the separate performance obligations in the contract; (iii) determining the transaction price; (iv) allocating the transaction price to the separate performance obligations; and (v) recognizing revenue when each performance obligation is satisfied.

This standard was originally scheduled to be effective for fiscal years beginning after December 15, 2016 and subsequent interim periods. In August 2015, the FASB issued an update to the standard which deferred the effective date to January 1, 2018. The standard may be applied either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of applying this standard recognized at the date of adoption. Early adoption is permitted but not before the originally scheduled effective date. We plan to adopt the standard on its required effective date of January 1, 2018. We are evaluating the effect the adoption of the standard will have on our Consolidated Financial Statements. This new standard does not impact the accounting of our lease revenue but may impact the accounting of our revenue other than lease revenue. While we are still performing our analysis, we do not expect the impact of this standard to be material to our Consolidated Financial Statements.

Inventory

In July 2015, the FASB issued an accounting standard that simplifies the subsequent measurement of all inventory except for inventory measured using the last-in, first-out or the retail inventory method. Inventory within the scope of this standard will be measured at the lower of cost and net realizable value instead of the lower of cost or market as required under existing guidance. Net realizable value is the estimated sale price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This standard also requires that substantial and unusual losses that result from the subsequent measurement of inventory be disclosed in the financial statements. The new standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. This standard should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. We plan to adopt the standard on its required effective date of January 1, 2017. We do not expect the impact of this standard to be material to our Consolidated Balance Sheets and Consolidated Income Statements.

Lease accounting

In February 2016, the FASB issued an accounting standard that requires lessees to recognize lease-related assets and liabilities on the balance sheet, other than leases that meet the definition of a short-term lease. In certain circumstances, the lessee is required to remeasure the lease payments. Qualitative and quantitative disclosures, including significant judgments made by management, will be required to provide insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. Under the new standard, lessor accounting remains similar to the current model. The new standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using the modified retrospective transition approach. We plan to adopt the standard on its required effective date of January 1, 2019. We do not expect the impact of this standard to be material to our Consolidated Balance Sheets and Consolidated Income Statements.

Stock compensation

            In March 2016, the FASB issued an accounting standard that requires entities to record all tax effects related to share-based awards in the income statement when the awards vest or are settled. The accounting standard also requires excess tax benefits to be recorded when they arise, subject to normal valuation allowance considerations. Excess tax benefits are to be reported as operating activities on the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption will be permitted in any interim or annual period, with any adjustments reflected as of the beginning of the fiscal year of adoption. We plan to adopt the standard on its required effective date of January 1, 2017. We do not expect the impact of this standard to be material to our Consolidated Financial Statements.

Allowance for credit losses

In June 2016, the FASB issued an accounting standard that requires entities to estimate lifetime expected credit losses for most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, net investments in leases and off-balance sheet credit exposures. The standard also requires additional disclosure, including how the entity develops its allowance for credit losses for financial assets measured at amortized cost and disaggregated information on the credit quality of net investments in leases measured at amortized cost by year of the asset’s origination for up to five annual periods. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption will be permitted in any interim or annual period beginning after December 15, 2018. The new standard must be adopted using the modified retrospective transition approach. We plan to adopt the standard on its required effective date of January 1, 2020. We are evaluating the effect the adoption of the standard will have on our Consolidated Balance Sheets and Consolidated Income Statements.

Statement of cash flows

In August 2016, the FASB issued an accounting standard that is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The standard includes clarifications that (i) cash payments for debt prepayment or extinguishments costs must be classified as cash outflows for financing activities; (ii) cash proceeds from the settlement of insurance claims should be classified based on the nature of the loss; (iii) an entity is required to make an accounting policy election to classify distributions received from equity method investees under either the cumulative-earnings approach or the nature of distribution approach; and (iv) in the absence of specific guidance, an entity should classify each separately identifiable cash source and use on the basis of the underlying cash flows. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption will be permitted in any interim or annual period. The new standard must be adopted using the retrospective transition method. We plan to adopt the standard on its required effective date of January 1, 2018. We do not expect the impact of this standard to be material to our Consolidated Statements of Cash Flows.

Presentation of restricted cash in the statement of cash flows

In November 2016, the FASB issued an accounting standard that clarifies how entities should present restricted cash and restricted cash equivalents in the statement of cash flows. The standard requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The standard also requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted in any interim or annual period, but any adjustments must be reflected as of the beginning of the fiscal year. The new standard must be adopted retrospectively. We plan to adopt the standard on its required effective date of January 1, 2018. We are evaluating the effect the adoption of the standard will have on our Consolidated Statements of Cash Flows.